Income Taxes (Tables)	10 Months Ended
Oct. 31, 2013
Income Taxes [Abstract]
Reconciliation of income tax provision at statutory rate to reported income tax expense
The reconciliation of our income tax provision at the statutory rate to the reported income tax expense is as follows:

	Ten months ended October 31, 2013	Year ended December 31, 2012
Tax expense at US statutory federal rate	27,000	753,000

Use of net operating loss carryforward	(132,000)	-
Temporary difference in valuation of stock received for consulting services	-	(1,103,000)
Change in valuation allowance	105,000	350,000
Reported income tax expense	-	-

Components of deferred tax assets
Components of deferred tax assets as of October 31, 2013 and December 31, 2012 are as follows:

	October 31, 2013	December 31, 2012
Net operating loss carry-forward	284,000	673,000
Valuation allowance for deferred tax assets	(284,000)	(673,000)
	$-	$-